Summary of significant accounting policies (Policies)	9 Months Ended
Sep. 30, 2022
Summary Of Significant Accounting Policies
Business activity

Business activity

Fusion Fuel Green PLC (the “Parent” or “Company”) was incorporated in Ireland on April 3, 2020. The Company and its subsidiaries are collectively referred to as the “Group”. The registered office of the Company is The Victorians, 15-18 Earlsfort Terrace, Saint Kevin’s, Dublin 2, D02 YX28, Ireland.

The Group’s mission is to produce hydrogen with zero carbon emissions, thereby contributing to a future of sustainable and affordable clean energy and the reversal of climate change. The hydrogen will be produced using renewable energy resulting in zero carbon emissions (“Green Hydrogen”) with components built in-house and using the know-how and accumulated experience of its team’s strategic and continuous investment in research and development (“R&D”) around solar technologies.

The Company has a well-established risk management process which is managed through its management team, finance committee and board of directors. The key risks are evaluated throughout the period with key business leaders tasked to manage each risk as required. These risks are assessed through a risk matrix which evaluates each risk’s impact and likelihood.

Basis of presentation

Basis of presentation

The unaudited condensed consolidated financial statements are prepared in accordance with International Accounting Standard 34 “Interim Financial Reporting” (IAS 34). In the opinion of the Company’s management, the condensed consolidated financial statements reflect all adjustments, which are normal and recurring in nature, necessary for fair financial statement presentation. The condensed consolidated financial statements and accompanying notes were prepared in conformity with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) which requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ materially from those estimates. These condensed consolidated financial statements and accompanying notes should be read in conjunction with the Group’s annual consolidated financial statements and accompanying notes included in its Annual Report on Form 20-F for the fiscal year ended December 31, 2021 (the “2021 Form 20-F”). These condensed consolidated financial statements are presented in Euro, the functional and presentation currency of the Company. All financial information presented in euro has been rounded to the nearest thousand, unless otherwise stated.

As a result of rounding, numbers or percentages may not add up to the total.

Use of estimates

Use of estimates

Preparation of condensed consolidated financial statements in conformity with IFRS requires the use of estimates and judgments that affect the reported amounts in the condensed consolidated financial statements and accompanying notes. IFRS requires the Company to make estimates and judgments in several areas, including, but not limited to, revenue, expenses, assets and liabilities, income taxes and the accompanying disclosures. Significant estimates and assumptions reflected in these condensed consolidated financial statements include, but are not limited to, the valuation of derivatives, the valuation of share-based compensation awards, and the valuation of the intangible assets. The Company bases its estimates on historical experience, known trends and other market-specific or other relevant factors that it believes to be reasonable under the circumstances. On an ongoing basis, management evaluates its estimates as there are changes in circumstances, facts and experience. Actual results could differ materially from those estimates.

Significant accounting policies

Significant accounting policies

There have been no material changes to the Company’s significant accounting policies as compared to the significant accounting policies described in the 2021 Form 20-F other than the introduction of an accounting policy for provision for onerous contracts. See note 9 for further information.

New standards or amendments

New standards or amendments

There were no new standards effective for the period commencing 1 January 2022 that had a material impact on the Group. A number of new standards, amendments to standards and interpretations are not yet effective for the period and have not yet been applied in preparing the unaudited condensed consolidated financial statements. The Group is in the process of assessing the impact on the financial statements of these new standards and amendments. Management currently expects no material impact on the Group’s financial statements on adoption of these amendments.

Segment information

Segment information

The Group manages its operations as a single segment for purposes of assessing performance and making operating decisions. The Group’s focus is on the research and development around solar technologies. The Executive Committee, and in particular the Chief Financial Officer, is the chief operating decision maker that regularly reviews the consolidated operating results and makes decisions about the allocation of the Group’s resources.

Going concern

Going concern

As of September 30, 2022, the Group had €3.6 million of cash and cash equivalents. The Group has incurred operating losses since inception and had an accumulated deficit of €174.99 million at September 30, 2022. The Group expects to continue to incur net losses for the foreseeable future and is highly dependent on its ability to find additional sources of funding in the form of debt or equity financing to fund its planned operations. These conditions raise significant doubt about the Group’s ability to continue as a going concern absent the mitigating actions set out below.

Management believes that its cash and cash equivalents of €3.6 million at September 30, 2022 and the receipt of anticipated grant funding, proposed sale and leaseback of its production facility, drawdown of a working capital credit facility and forecasted project related revenues will provide sufficient liquidity to fund operations for at least one year after the date the financial statements are issued. In making this assessment, management has considered the Group’s available cash resources, expected inflows between now and the end of the first quarter of 2023, future financing options available to the Group, the planned operations of the Group and the ability to adjust its plans if required. Subsequent to September 30, 2022, the Group has received €3.17 million of the VAT receivable balance shown in note 7 with a further €0.6 million of this balance approved for payment before December 31, 2022. As part of its assessment, management has considered the following key adjustments: (i) receipt of anticipated inflows relating to an impending transaction for the sale and leaseback of its production facility with an independent third party which is expected to close by December 31, 2022 and result in anticipated net inflows of between approximately €7.5 million and €8.5 million; and (ii) the Group is in advanced discussions with a Portuguese based financial institution regarding a working capital credit facility, which, if entered into, would provide liquidity of approximately €2.5 million.

Additionally, as previously announced, the Group is in continual negotiations with third parties to fund its operations, as well as exploring all available sources of financing.  Although negotiations have progressed to a degree with certain of such third parties, including in some cases to the point of signed letters of intent or term sheets, none have reached the stage of executed definitive agreements at this time.  As negotiations are fluid, it is possible that any particular negotiation could accelerate or be abandoned at any time.  An announcement of any material agreement with a third party would be made when and if a binding agreement is reached with such third party. The inability to obtain funding, as and when needed, would have a negative impact on the Group’s financial conditions and ability to pursue its business strategies. If the Group is unable to obtain funding, the Group could be forced to delay, reduce, or eliminate some or all of its research and development programs or strategic partnerships efforts, which could adversely affect its business prospects, or the Group may be unable to continue operations. Although management intends to pursue plans to obtain additional funding to finance its operations, there is no assurance that the Group will be successful in obtaining sufficient funding on terms acceptable to the Group to fund continuing operations, if at all.

The accompanying unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the unaudited condensed consolidated financial statements have been prepared on a basis that assumes the Group will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

At the Market Issuance Sales Agreement

At the Market Issuance Sales Agreement

On June 6, 2022, Parent entered into an At the Market Issuance Sales Agreement (“the ATM”) with B. Riley Securities, Inc., Fearnley Securities Inc., and H.C. Wainwright & Co., LLC, pursuant to which the Company may offer and sell, from time to time, through or to the agents, acting as agent or principal, Class A ordinary shares of the Company having an aggregate offering price of up to $30 million under the Company’s Form F-3 registration statement. Between July 11, 2022, and September 30, 2022, we sold 295,269 class A ordinary shares for net proceeds of $2,204,959 at an average sales price of $7.35 per share. We paid $66,149 in commissions to agents as part of these trades. Between October 3, 2022 and November 14, 2022, we sold 386,657 class A ordinary shares for net proceeds of $1,480,833 at an average sales price of $4.02 per share. We paid $44,425 in commissions to agents as part of these trades.